Summary of Significant Accounting Policies - Schedule of Cost of the Related Assets Over their Useful Lives (Details)	Dec. 31, 2025
Office equipment [Member] | Minimum [Member]
Schedule of Property Plant and Equipment Useful Lives [Line Items]
Useful life	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Property Plant and Equipment Useful Lives [Line Items]
Useful life	5 years
Transportation equipment [Member] | Minimum [Member]
Schedule of Property Plant and Equipment Useful Lives [Line Items]
Useful life	2 years
Transportation equipment [Member] | Maximum [Member]
Schedule of Property Plant and Equipment Useful Lives [Line Items]
Useful life	4 years
Building [Member] | Minimum [Member]
Schedule of Property Plant and Equipment Useful Lives [Line Items]
Useful life	4 years
Building [Member] | Maximum [Member]
Schedule of Property Plant and Equipment Useful Lives [Line Items]
Useful life	20 years
Leasehold improvement [Member]
Schedule of Property Plant and Equipment Useful Lives [Line Items]
Useful life	5 years